Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Consolidated Statements of Cash Flows
Net Loss	$ (5,145,155)	$ (3,390,965)	$ (8,084,646)
Items Not Affecting Cash
Depreciation (note 4)	261,525	415,375	506,685
Provision For Doubtful Debts (note 4)	0	0	(66,849)
Stock-based Compensation (note 8)	11,985	71,645	264,568
Debenture Financing, Net (note 7)	313,865	744,930	54,469
Gain On Settlement Of Convertible Debt (note 7)	0	0	4,419
Deferred Income Tax Recovery (note 15)	(93,854)	0	(11,042)
Write-down Of Inventory (note 3)	112,672	236,459	0
Write-down Of Investment Tax Credits	0	233,377	0
Loss On Disposal Of Property And Equipment	0	41,603	0
Non-cash Lease Expense	138,051	19,855	0
Prepaid Expenses, Sundry And Other Assets	514,502	0	0
Unrealized Foreign Exchange Gain	1,995	62,658	57,189
Change In Non-cash Operating Assets & Liabilities
Accounts Receivable	566,384	(389,182)	61,861
Investment Tax Credits	213,956	60,244	223,113
Inventory	0	0	(97,480)
Prepaid Expenses, Sundry And Other Assets	53,558	40,866	430,178
Accounts Payable, Accrued Liabilities And Employee Costs Payable	766,630	1,970,896	2,359,518
Operating Lease Liability	(157,110)	(38,486)	0
Income Tax Payable	(20,333)	32,833	5,678
Deferred Revenue (note 3)	0	0	(2,362,500)
Cash Flows (used In) Provided From Operating Activities	(2,461,329)	112,108	(6,663,677)
Financing Activities
Repayment Of Principal On Convertible Debentures (note 7)	0	0	(461,920)
Proceeds From Promissory Notes Payable (note 7)	0	0	159,863
Proceeds From Private Placement (note 10)	3,069,448	0	0
Share Issuance Cost (note 10)	(38,220)	0	0
Proceeds From Issuance Of Shares On Exercise Of Warrants (note 14)	0	0	27,953
Debenture Financing, Net (note 7)	0	0	375,000
Cash Flows Provided From Financing Activities	3,031,228	0	100,896
Investing Activity
Sale Of Property And Equipment (note 4)	0	29,191	0
Purchase Of Property And Equipment (note 4)	0	(3,875)	(14,474)
Cash Flows Provided From (used In) Investing Activities	0	25,316	(14,474)
Increase (decrease) In Cash	569,899	137,424	(6,577,255)
Cash, Beginning Of Year	202,046	64,622	6,641,877
Cash, End Of Year	771,945	202,046	64,622
Supplemental Cash Flow Information
Interest Paid	0	0	139,787
Taxes Paid	$ 0	$ 0	$ 0